Interim Consolidated Statement of Changes in Shareholders' Equity - CAD ($)	Common Shares	Class "B" Common Shares	Share Capital	Contributed Surplus	Deficit	Total	Non-Controlling Interest
Beginning balance, shares at Dec. 31, 2018	226,411,904	100,000
Beginning balance, amount at Dec. 31, 2018			$ 6,047,999	$ 0	$ (6,298,936)	$ (250,937)	$ 0
Class B common shares issued, shares		1,000,000
Class B common shares issued, amount			100			100
Shares issued pursuant to conversion of convertible promissory notes, shares	14,662,819
Shares issued pursuant to conversion of convertible promissory notes, amount			82,363			82,363
Stock-based compensation				60,000		60,000
Net loss for the period					(285,746)	(285,746)
Ending balance, shares at Mar. 31, 2019	241,074,723	1,100,000
Ending balance, amount at Mar. 31, 2019			6,130,462	60,000	6,584,682	(394,220)	0
Beginning balance, shares at Dec. 31, 2019	582,564,926	1,100,000
Beginning balance, amount at Dec. 31, 2019			7,460,158	60,000	(7,793,332)	(273,174)	(157,729)
Shares issued pursuant to conversion of convertible promissory notes, shares	229,986,206
Shares issued pursuant to conversion of convertible promissory notes, amount			252,102			252,102
Stock-based compensation						0
Incorporation of controlled subsidiary							3,078
Net loss for the period					(305,426)	(324,739)	(19,313)
Ending balance, shares at Mar. 31, 2020	812,551,132	1,100,000
Ending balance, amount at Mar. 31, 2020			$ 7,712,260	$ 60,000	$ (8,098,758)	$ (326,498)	$ (173,964)